Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate & Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 287	€ 81	€ 299
Private & Commercial Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	55	360	141
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	19	6	47
Non-Core Operations Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	4
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 360	€ 447	€ 484